Investments in Associates and Joint Ventures - Investments in Non-Significant Associates and Joint Ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures
Investments in associates	$ 12	$ 16
Investments in joint ventures	69	62
Investments in associates and joint ventures	81	78
Share of results of associates and joint ventures	11	39
Non-significant joint ventures
Disclosure Of Associates And Joint Ventures
Investments in joint ventures	18	16
Share of profit (loss) of joint ventures accounted for using equity method	3	3
Non-significant associates
Disclosure Of Associates And Joint Ventures
Investments in associates	12	16
Share of profit (loss) of associates accounted for using equity method	(1)	1
Non-significant associates | Non-significant joint ventures
Disclosure Of Associates And Joint Ventures
Investments in associates and joint ventures	30	32
Share of results of associates and joint ventures	2	4
Dividends received from investments accounted for using equity method, classified as investing activities	$ 2	$ 2